Note 7 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	[1]	21.00%	30.80%
Benefit due to tax reform			(2.00%)
Current year state and local income taxes net of federal income tax benefit		3.50%	3.40%
Other		0.80%	(0.40%)
Provision for income taxes		25.30%	31.80%

[1]	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.